Schedule of Investments — IQ Candriam ESG U.S. Large Cap Equity ETF

January 31, 2023 (unaudited)

	Shares	Value
Common Stocks — 99.8%
Communication Services — 8.0%
Activision Blizzard, Inc.	11,108	$850,539
Alphabet, Inc., Class A*	94,134	9,304,205
Alphabet, Inc., Class C*	84,509	8,439,914
AT&T, Inc.	111,986	2,281,155
Comcast Corp., Class A	68,873	2,710,152
Electronic Arts, Inc.	4,341	558,600
Live Nation Entertainment, Inc.*	2,435	195,993
Omnicom Group, Inc.	3,182	273,620
Pinterest, Inc., Class A*	9,079	238,687
ROBLOX Corp., Class A*	5,303	197,325
Roku, Inc.*	1,889	108,617
Snap, Inc., Class A*	16,230	187,619
Take-Two Interactive Software, Inc.*	2,572	291,228
Verizon Communications, Inc.	66,053	2,745,823
Walt Disney Co. (The)*	28,668	3,110,191
Warner Music Group Corp., Class A	1,849	67,396
ZoomInfo Technologies, Inc.*	4,600	129,858

Total Communication Services		31,690,922

Consumer Discretionary — 13.6%
Advance Auto Parts, Inc.	939	142,991
Amazon.com, Inc.*	139,754	14,412,830
Aptiv PLC*	4,231	478,484
AutoZone, Inc.*	304	741,410
Best Buy Co., Inc.	3,145	279,024
Booking Holdings, Inc.*	622	1,514,010
Burlington Stores, Inc.*	1,026	235,806
CarMax, Inc.*	2,472	174,152
Chipotle Mexican Grill, Inc.*	433	712,883
Coupang, Inc.*	13,055	220,499
Dollar General Corp.	3,534	825,542
Dollar Tree, Inc.*	3,291	494,242
Domino's Pizza, Inc.	559	197,327
DoorDash, Inc., Class A*	3,968	229,827
eBay, Inc.	8,611	426,245
Etsy, Inc.*	1,975	271,721
Ford Motor Co.	61,923	836,580
Genuine Parts Co.	2,184	366,519
Hasbro, Inc.	2,037	120,529
Hilton Worldwide Holdings, Inc.	4,231	613,876
Home Depot, Inc. (The)	16,100	5,219,137
LKQ Corp.	4,081	240,616
Lowe's Cos., Inc.	9,721	2,024,398
Lululemon Athletica, Inc.*	1,914	587,368
Marriott International, Inc., Class A	4,494	782,765
McDonald's Corp.	11,575	3,095,155
MercadoLibre, Inc.*	755	892,176
NIKE, Inc., Class B	19,606	2,496,432
NVR, Inc.*	49	258,230
Ross Stores, Inc.	5,343	631,489
Royal Caribbean Cruises Ltd.*	3,412	221,575
Starbucks Corp.	17,643	1,925,557
Target Corp.	7,209	1,240,957
Tesla, Inc.*	41,244	7,144,286
TJX Cos., Inc. (The)	16,998	1,391,456
Tractor Supply Co.	1,739	396,475
Ulta Beauty, Inc.*	791	406,542
Vail Resorts, Inc.	626	164,225
VF Corp.	5,473	169,335
Whirlpool Corp.	851	132,407
Yum China Holdings, Inc.	6,304	388,389
Yum! Brands, Inc.	4,466	582,858

Total Consumer Discretionary		53,686,325

Consumer Staples — 7.6%
Archer-Daniels-Midland Co.	8,749	724,855
Campbell Soup Co.	3,114	161,710
Church & Dwight Co., Inc.	3,809	307,996
Clorox Co. (The)	1,923	278,239
Coca-Cola Co. (The)	61,018	3,741,624
Colgate-Palmolive Co.	13,074	974,405
Conagra Brands, Inc.	7,513	279,408
Costco Wholesale Corp.	6,949	3,551,912
Estee Lauder Cos., Inc. (The), Class A	3,342	926,001
General Mills, Inc.	9,296	728,435
Hershey Co. (The)	2,300	516,580
Hormel Foods Corp.	4,474	202,717
J M Smucker Co. (The)	1,578	241,118
Kellogg Co.	4,069	279,052
Keurig Dr Pepper, Inc.	13,424	473,599
Kimberly-Clark Corp.	5,294	688,273
Kraft Heinz Co. (The)	12,239	496,047
Kroger Co. (The)	10,330	461,028
McCormick & Co., Inc.	3,901	293,043
Mondelez International, Inc., Class A	21,460	1,404,342
PepsiCo, Inc.	21,682	3,708,056
Procter & Gamble Co. (The)	37,568	5,348,932
Sysco Corp.	7,881	610,462
Walgreens Boots Alliance, Inc.	11,206	413,053
Walmart, Inc.	22,129	3,183,699

Total Consumer Staples		29,994,586

Energy — 3.7%
Baker Hughes Co.	15,800	501,492
Cheniere Energy, Inc.	3,891	594,506
Exxon Mobil Corp.	65,379	7,584,618
Halliburton Co.	13,136	541,466
Kinder Morgan, Inc.	30,937	566,147
Marathon Petroleum Corp.	7,800	1,002,456
ONEOK, Inc.	6,973	477,511
Phillips 66	7,533	755,334
Schlumberger Ltd.	22,171	1,263,304
Valero Energy Corp.	6,164	863,145
Williams Cos., Inc. (The)	19,081	615,171

Total Energy		14,765,150

Financials — 9.1%
Aflac, Inc.	9,023	663,190
Allstate Corp. (The)	4,161	534,564
Ally Financial, Inc.	4,321	140,389
American Express Co.	8,632	1,509,996
American International Group, Inc.	11,918	753,456
Ameriprise Financial, Inc.	1,691	592,053
Annaly Capital Management, Inc.	7,316	171,707
Arch Capital Group Ltd.*	5,600	360,360
Arthur J Gallagher & Co.	3,266	639,222
Bank of America Corp.	110,138	3,907,696
Bank of New York Mellon Corp. (The)	11,448	578,925
Blackstone, Inc.	10,914	1,047,307
Capital One Financial Corp.	5,944	707,336
Cboe Global Markets, Inc.	1,657	203,612

Schedule of Investments — IQ Candriam ESG U.S. Large Cap Equity ETF (continued)

January 31, 2023 (unaudited)

	Shares	Value
Common Stocks (continued)
Financials (continued)
Chubb Ltd.	6,093	$1,386,097
Cincinnati Financial Corp.	2,433	275,294
Citigroup, Inc.	30,361	1,585,451
Citizens Financial Group, Inc.	7,730	334,864
CME Group, Inc.	5,612	991,416
Discover Financial Services	4,236	494,468
Everest Re Group Ltd.	610	213,311
Fifth Third Bancorp	10,703	388,412
First Republic Bank	2,851	401,649
Franklin Resources, Inc.(a)	4,472	139,526
Hartford Financial Services Group, Inc. (The)	5,053	392,163
Huntington Bancshares, Inc.	22,269	337,821
Intercontinental Exchange, Inc.	8,684	933,964
KeyCorp	14,587	279,925
Markel Corp.*	200	281,796
Marsh & McLennan Cos., Inc.	7,812	1,366,397
MetLife, Inc.	9,378	684,782
Moody's Corp.	2,476	799,129
Morgan Stanley	20,802	2,024,659
MSCI, Inc.	1,224	650,629
Nasdaq, Inc.	5,346	321,776
Northern Trust Corp.	3,140	304,486
PNC Financial Services Group, Inc. (The)	6,400	1,058,752
Principal Financial Group, Inc.	3,892	360,205
Progressive Corp. (The)	9,160	1,248,966
Prudential Financial, Inc.	5,841	612,955
Raymond James Financial, Inc.	3,058	344,851
Regions Financial Corp.	14,597	343,613
S&P Global, Inc.	5,228	1,960,186
SVB Financial Group*	919	277,942
Synchrony Financial	7,524	276,357
Travelers Cos., Inc. (The)	3,711	709,246
Truist Financial Corp.	20,696	1,022,175
US Bancorp	21,035	1,047,543
Willis Towers Watson PLC	1,713	435,427

Total Financials		36,096,046

Health Care — 9.2%
Agilent Technologies, Inc.	4,634	704,739
Alnylam Pharmaceuticals, Inc.*	1,875	424,500
Amgen, Inc.	8,403	2,120,917
Avantor, Inc.*	10,126	242,011
Baxter International, Inc.	7,892	360,585
Biogen, Inc.*	2,264	658,598
Bristol-Myers Squibb Co.	33,582	2,439,732
Cardinal Health, Inc.	4,091	316,030
Catalent, Inc.*	2,675	143,246
Cigna Corp.	4,774	1,511,783
Cooper Cos., Inc. (The)	770	268,676
Danaher Corp.	10,416	2,753,782
DaVita, Inc.*	821	67,642
Dexcom, Inc.*	6,126	656,033
Edwards Lifesciences Corp.*	9,653	740,385
Elevance Health, Inc.	3,771	1,885,462
Eli Lilly & Co.	13,299	4,576,851
Gilead Sciences, Inc.	19,673	1,651,352
Hologic, Inc.*	3,872	315,065
Horizon Therapeutics PLC*	3,586	393,456
Humana, Inc.	1,963	1,004,467
IDEXX Laboratories, Inc.*	1,295	622,248
Illumina, Inc.*	2,465	528,003
Incyte Corp.*	2,889	245,969
Intuitive Surgical, Inc.*	5,583	1,371,687
IQVIA Holdings, Inc.*	2,859	655,883
Jazz Pharmaceuticals PLC*	954	149,454
Laboratory Corp. of America Holdings	1,417	357,254
Merck & Co., Inc.	39,702	4,264,392
Mettler-Toledo International, Inc.*	350	536,522
Quest Diagnostics, Inc.	1,818	269,937
ResMed, Inc.	2,279	520,455
STERIS PLC	1,566	323,395
Vertex Pharmaceuticals, Inc.*	4,020	1,298,862
Waters Corp.*	936	307,551
West Pharmaceutical Services, Inc.	1,157	307,299
Zoetis, Inc.	7,343	1,215,193

Total Health Care		36,209,416

Industrials — 5.6%
3M Co.	8,687	999,700
A O Smith Corp.	2,003	135,603
Carrier Global Corp.	13,194	600,723
CH Robinson Worldwide, Inc.	1,905	190,824
Cintas Corp.	1,346	597,274
CSX Corp.	33,537	1,036,964
Deere & Co.	4,361	1,844,005
Dover Corp.	2,244	340,707
Eaton Corp. PLC	6,229	1,010,406
Equifax, Inc.	1,912	424,846
Expeditors International of Washington, Inc.	2,555	276,323
FedEx Corp.	3,773	731,434
Fortive Corp.	5,494	373,757
Illinois Tool Works, Inc.	4,267	1,007,183
Ingersoll Rand, Inc.	6,321	353,976
JB Hunt Transport Services, Inc.	1,293	244,442
Johnson Controls International PLC	10,778	749,825
Masco Corp.	3,525	187,530
Norfolk Southern Corp.	3,685	905,810
Otis Worldwide Corp.	6,597	542,471
Parker-Hannifin Corp.	2,007	654,282
Rockwell Automation, Inc.	1,809	510,192
Snap-on, Inc.	823	204,705
Stanley Black & Decker, Inc.	2,311	206,395
Trane Technologies PLC	3,621	648,594
TransUnion	3,010	215,967
Union Pacific Corp.	9,804	2,001,879
United Parcel Service, Inc., Class B	11,513	2,132,553
United Rentals, Inc.*	1,093	481,958
Verisk Analytics, Inc.	2,441	443,749
Waste Management, Inc.	6,479	1,002,496
Westinghouse Air Brake Technologies Corp.	2,733	283,713
WW Grainger, Inc.	712	419,710
Xylem, Inc.	2,818	293,100

Total Industrials		22,053,096

Information Technology — 35.7%
Accenture PLC, Class A	10,441	2,913,561
Adobe, Inc.*	7,295	2,701,630
Advanced Micro Devices, Inc.*	25,211	1,894,607
Akamai Technologies, Inc.*	2,453	218,194
Analog Devices, Inc.	8,045	1,379,476
ANSYS, Inc.*	1,359	361,983
Apple, Inc.	252,579	36,444,624
Applied Materials, Inc.	13,460	1,500,655
Arista Networks, Inc.*	3,675	463,123

Schedule of Investments — IQ Candriam ESG U.S. Large Cap Equity ETF (continued)

January 31, 2023 (unaudited)

	Shares	Value
Common Stocks (continued)
Information Technology (continued)
Autodesk, Inc.*	3,382	$727,671
Automatic Data Processing, Inc.	6,509	1,469,797
Bill.com Holdings, Inc.*	1,563	180,714
Block, Inc.*	8,230	672,556
Broadcom, Inc.	6,221	3,639,347
Broadridge Financial Solutions, Inc.	2,410	362,368
Cadence Design Systems, Inc.*	4,252	777,393
CDW Corp.	2,114	414,407
Cisco Systems, Inc.	59,069	2,874,888
Cognizant Technology Solutions Corp., Class A	8,119	541,943
Crowdstrike Holdings, Inc., Class A*	3,304	349,894
Datadog, Inc., Class A*	4,153	310,686
Dell Technologies, Inc., Class C	3,917	159,109
DocuSign, Inc.*	3,101	188,045
Enphase Energy, Inc.*	2,080	460,470
EPAM Systems, Inc.*	872	290,071
F5, Inc.*	930	137,324
Fidelity National Information Services, Inc.	9,460	709,878
Fiserv, Inc.*	9,279	989,884
FleetCor Technologies, Inc.*	1,143	238,670
Fortinet, Inc.*	10,476	548,314
Gartner, Inc.*	1,205	407,459
Gen Digital, Inc.	9,175	211,117
Global Payments, Inc.	4,313	486,161
Hewlett Packard Enterprise Co.	20,136	324,794
HP, Inc.	15,764	459,363
HubSpot, Inc.*	716	248,459
Intel Corp.	64,426	1,820,679
International Business Machines Corp.	14,194	1,912,358
Intuit, Inc.	4,303	1,818,749
Keysight Technologies, Inc.*	2,785	499,490
KLA Corp.	2,218	870,521
Lam Research Corp.	2,141	1,070,714
Marvell Technology, Inc.	13,323	574,887
Mastercard, Inc., Class A	13,370	4,954,922
Micron Technology, Inc.	17,277	1,041,803
Microsoft Corp.	115,530	28,629,489
MongoDB, Inc.*	1,037	222,136
Motorola Solutions, Inc.	2,608	670,282
NetApp, Inc.	3,402	225,314
NVIDIA Corp.	37,578	7,341,614
Okta, Inc.*	2,326	171,217
ON Semiconductor Corp.*	6,768	497,110
Palo Alto Networks, Inc.*	4,599	729,585
Paycom Software, Inc.*	800	259,152
PayPal Holdings, Inc.*	18,106	1,475,458
QUALCOMM, Inc.	17,639	2,349,691
Roper Technologies, Inc.	1,656	706,698
Salesforce, Inc.*	15,238	2,559,527
Seagate Technology Holdings PLC	3,035	205,712
ServiceNow, Inc.*	3,164	1,440,031
Skyworks Solutions, Inc.	2,510	275,272
Splunk, Inc.*	2,537	242,968
Synopsys, Inc.*	2,386	844,047
TE Connectivity Ltd.	5,011	637,149
Teradyne, Inc.	2,451	249,267
Texas Instruments, Inc.	14,355	2,543,850
Trimble, Inc.*	3,868	224,576
Twilio, Inc., Class A*	2,693	161,149
VeriSign, Inc.*	1,461	318,571
Visa, Inc., Class A(a)	25,585	5,889,923
VMware, Inc., Class A*	3,546	434,279
Western Digital Corp.*	4,897	215,223
Workday, Inc., Class A*	3,121	566,243
Zebra Technologies Corp., Class A*	809	255,790
Zscaler, Inc.*	1,330	165,133

Total Information Technology		141,129,214

Materials — 2.5%
Air Products and Chemicals, Inc.	3,471	1,112,490
Albemarle Corp.	1,836	516,742
Ball Corp.	4,897	285,201
DuPont de Nemours, Inc.	7,205	532,810
Ecolab, Inc.	3,964	613,746
International Flavors & Fragrances, Inc.	4,001	449,952
Linde PLC	7,741	2,561,806
LyondellBasell Industries NV, Class A	4,003	387,050
Martin Marietta Materials, Inc.	973	349,930
Mosaic Co. (The)	5,406	267,813
Newmont Corp.	12,448	658,873
Packaging Corp. of America	1,447	206,487
PPG Industries, Inc.	3,684	480,173
Sherwin-Williams Co. (The)	3,730	882,481
Vulcan Materials Co.	2,033	372,710
Westrock Co.	3,934	154,370

Total Materials		9,832,634

Real Estate — 3.4%
Alexandria Real Estate Equities, Inc.	2,538	407,958
American Tower Corp.	7,293	1,629,183
AvalonBay Communities, Inc.	2,148	381,141
Boston Properties, Inc.	2,242	167,119
CBRE Group, Inc., Class A*	4,842	414,039
Crown Castle, Inc.	6,770	1,002,705
Digital Realty Trust, Inc.	4,509	516,822
Equinix, Inc.	1,425	1,051,835
Equity Residential	5,727	364,524
Essex Property Trust, Inc.	1,014	229,235
Extra Space Storage, Inc.	2,071	326,866
Healthpeak Properties, Inc.	8,446	232,096
Host Hotels & Resorts, Inc.	11,099	209,216
Invitation Homes, Inc.	9,561	310,733
Iron Mountain, Inc.	4,525	246,975
Mid-America Apartment Communities, Inc.	1,801	300,263
Prologis, Inc.	14,461	1,869,518
Public Storage	2,388	726,764
Realty Income Corp.	9,676	656,323
Simon Property Group, Inc.	5,100	655,146
UDR, Inc.	5,072	216,016
Ventas, Inc.	6,245	323,553
Welltower, Inc.	7,273	545,766
Weyerhaeuser Co.	11,594	399,181
WP Carey, Inc.	2,980	254,879

Total Real Estate		13,437,856

Utilities — 1.4%
American Water Works Co., Inc.	2,850	445,996
Avangrid, Inc.	1,112	46,893
Consolidated Edison, Inc.	5,560	529,924
Dominion Energy, Inc.	13,051	830,566
Edison International	5,986	412,435
Eversource Energy	5,387	443,512
NextEra Energy, Inc.	30,851	2,302,410

Schedule of Investments — IQ Candriam ESG U.S. Large Cap Equity ETF (continued)

January 31, 2023 (unaudited)

	Shares	Value
Common Stocks (continued)
Utilities (continued)
Public Service Enterprise Group, Inc.	7,820	$484,293

Total Utilities		5,496,029

Total Common Stocks
(Cost $379,181,838)		394,391,274

Short-Term Investment — 0.1%

Money Market Fund — 0.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.30%(b)
(Cost $412,244)	412,244	412,244

Total Investments — 99.9%
(Cost $379,594,082)		394,803,518
Other Assets and Liabilities, Net — 0.1%		257,753
Net Assets — 100.0%		$395,061,271

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $5,844,940; total market value of collateral held consisted of non-cash U.S. Treasury securities collateral having a value of $5,934,341.
(b)	Reflects the 1-day yield at January 31, 2023.

Schedule of Investments — IQ Candriam ESG U.S. Large Cap Equity ETF (continued)

January 31, 2023 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2023. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(c)
Common Stocks	$394,391,274	$–	$–	$394,391,274
Short-Term Investment:
Money Market Fund	412,244	–	–	412,244
Total Investments in Securities	$394,803,518	$–	$–	$394,803,518

(c)	For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended January 31, 2023, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.